CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,197	$ 2,084		$ 1,131
Accounts receivable, net of allowance of $2,299 and $1,263 as of June 30, 2024 and March 31, 2024, respectively	22,406	23,757		13,416
Prepaid expenses and other current assets, net of allowance of $1 and $1, as of June 30, 2024 and March 31, 2024, respectively	7,196	6,995		4,117
Total current assets	33,799	32,836		20,585
Property and equipment, net	3,552	3,579		3,125
Operating right-of-use assets	6,953	7,318		5,627
Deferred tax assets	3,203	1,933		1,237
Long-term investments, net of allowance of $113 and $126, as of June 30, 2024 and March 31, 2024, respectively	1,677	1,612		1,564
Other assets, net of allowance of $1 and $1, as of June 30, 2024 and March 31, 2024, respectively	2,584	2,129		2,259
Total assets	51,768	49,407		34,397
Current liabilities:
Accounts payable	6,633	6,616		2,474
Accrued compensation and related benefits, current	2,163	3,119		2,823
Operating lease liabilities, current	1,953	2,080		1,648
Short-term borrowings	6,395	6,778		1,376
Forward purchase agreement put option liability	10,940	10,244
Other current liabilities	10,744	9,288		4,201
Total current liabilities	38,828	38,125		12,522
Long term debt	1,675	1,440		969
Operating lease liabilities, noncurrent	5,383	5,615		4,261
Derivative warrant liabilities	610	1,367
Deferred tax liabilities	118	92		168
Other liabilities	4,233	3,948		3,008
Total liabilities	50,847	50,587		20,928
Commitments and contingencies (Note 10)
Redeemable noncontrolling interest	735	734
Shareholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Common stock, value issued
Net shareholders’ investment and additional paid-in capital	26,895			7,221
Accumulated other comprehensive loss	(641)	(574)		(1,349)
Accumulated deficit	(26,489)	(11,668)		6,318
Total Aeries Technology, Inc. shareholders’ deficit	(231)	(12,240)		12,190
Noncontrolling interest	417	10,326		1,279
Total shareholders’ equity (deficit)	186	(1,914)	$ 15,090	13,469	$ 8,696
Total liabilities, redeemable noncontrolling interest and shareholders’ equity (deficit)	51,768	49,407		34,397
Common Class A [Member]
Shareholders’ equity (deficit)
Common stock, value issued	4	2
Common Class V [Member]
Shareholders’ equity (deficit)
Common stock, value issued